(Loss) Earnings Per Share	12 Months Ended
Jun. 30, 2026
(Loss) Earnings Per Share [Abstract]
(LOSS) EARNINGS PER SHARE

15 — (LOSS) EARNINGS PER SHARE

Pursuant to ASC 260, Earnings Per Share, the Company has retrospectively adjusted the weighted-average number of ordinary shares outstanding and the related per-share amounts for all periods presented to reflect the one-for-fifty (1-for-50) reverse share split effected in October, 2026. The retrospective adjustment also reflects the conversion of all outstanding Class B ordinary shares into Class A ordinary shares on a one-for-one basis on July 31, 2026, prior to the Reverse Share Split.

The following table sets forth the computation of basic and diluted (loss) earnings per share for the fiscal years ended June 30, 2024, 2025 and 2026:

	For the Year Ended June 30
	2024	2025	2026	2026
	RMB	RMB	RMB	USD (Note 2)
Net (Loss) Income	13,251,753	(62,019,599)	(2,655,549)	(391,380)

Weighted average number of ordinary share outstanding
Basic	607,356	639,728	670,247	670,247
Diluted	607,356	639,728	670,247	670,247
(Loss) earnings per share
Basic	21.82	(96.95)	(3.96)	(0.58)
Diluted	21.82	(96.95)	(3.96)	(0.58)

Pursuant to ASC 260, Earnings Per Share, the Company has retroactively restated all shares and per share data for all periods presented. For the year ended June 30, 2025 and 2026, the Company incurred net losses. Accordingly, all potentially dilutive securities were anti-dilutive and were excluded from the calculation of diluted (loss) earnings per share. The weighted-average number of potentially anti-dilutive shares excluded from calculation of dilutive earnings per share are as follows:

	For the Year Ended June 30,
	2024	2025	2026
IPO warrants	1,500	1,500	1,500
Over-allotment warrants	24	24	24
Convertible notes (Note 11)	—	11,296	22,120
Total	1,524	12,820	23,644